Intangible Assets, Net (Details) - Schedule of allocation of purchase price of the acquisition - Merger Agreement [Member]	9 Months Ended
Sep. 30, 2022 USD ($)
Business Acquisition [Line Items]
Net Tangible Assets Acquired	$ (1,193,499)
Total Fair Value of Assets Acquired	11,113,000
Fair value of equity received	7,240,222
Liabilities assumed	2,978,152
Loans forgiven	605,311
Goodwill	913,184
Net working capital [Member]
Business Acquisition [Line Items]
Net Tangible Assets Acquired	(1,186,622)
Right of Use Asset [Member]
Business Acquisition [Line Items]
Net Tangible Assets Acquired	40,093
Lease Liability [Member]
Business Acquisition [Line Items]
Net Tangible Assets Acquired	(46,970)
Brain Scientific trade name [Member]
Business Acquisition [Line Items]
Total Fair Value of Assets Acquired	133,000
MemoryMD trade name [Member]
Business Acquisition [Line Items]
Total Fair Value of Assets Acquired	533,000
Neurocap trade name [Member]
Business Acquisition [Line Items]
Total Fair Value of Assets Acquired	188,000
Neuro EEG trade name [Member]
Business Acquisition [Line Items]
Total Fair Value of Assets Acquired	11,000
Customer relationships [Member]
Business Acquisition [Line Items]
Customer relationships	(29,000)
NeuroCap developed technology [Member]
Business Acquisition [Line Items]
Total Fair Value of Assets Acquired	10,242,000
NeuroEEG developed technology [Member]
Business Acquisition [Line Items]
Total Fair Value of Assets Acquired	$ 35,000